(18) BORROWINGS (Tables)	12 Months Ended
Dec. 31, 2019
Borrowings [abstract]
Schedule of movements on borrowings

The movements in borrowings are as follows:

	At December 31, 2017	Raised	Repayment	Interest, inflation adjustment and Fair value adjustment	Exchange rates	Interest paid	At December 31, 2018
Measured at cost
Local currency
Fixed Rate	900,257	166,404	(173,528)	53,283	-	(53,641)	892,776
Floating Rate
TJLP and TLP	3,449,468	1,315,898	(442,504)	288,171	-	(262,744)	4,348,289
Selic	140,099	-	(33,875)	11,251	-	(3,358)	114,117
CDI	1,541,278	23,359	(1,112,713)	72,957	-	(138,609)	386,272
IGP-M	57,291	-	(10,511)	9,788	-	(4,679)	51,889
UMBNDES	2,293	-	(500)	515	-	(156)	2,152
Others	74,740	32,418	(45,807)	6,477	-	(1,426)	66,403
Total at cost	6,165,427	1,538,079	(1,819,438)	442,442	-	(464,613)	5,861,896

Borrowing costs (*)	(31,816)	(35,984)	-	10,607	-	-	(57,193)

Measured at fair value
Foreign currency
Dollar	4,698,184	2,666,880	(3,289,857)	170,383	774,483	(164,965)	4,855,108
Euro	218,814	879,500	(215,824)	3,348	(1,873)	(4,466)	879,499
Fair value adjustment	(58,552)	-	-	(44,799)	-	-	(103,351)
Total at fair value	4,858,446	3,546,380	(3,505,681)	128,932	772,610	(169,431)	5,631,255

Total	10,992,057	5,048,475	(5,325,119)	581,980	772,610	(634,044)	11,435,958
Current	3,589,607						2,446,113
Noncurrent	7,402,450						8,989,846

	At December 31, 2018	Raised	Repayment	Interest, inflation adjustment and Fair value adjustment	Exchange rates	Interest paid	At December 31, 2019
Measured at cost
Local currency
Fixed Rate	892,776	-	(177,669)	48,661	-	(52,370)	711,398
Floating Rate
TJLP	3,158,119	-	(435,016)	243,332	-	(222,102)	2,744,332
TLP (IPCA)	1,190,169	379,000	-	102,519	-	(62,650)	1,609,038
Selic	114,117	-	(36,830)	8,441	-	(2,655)	83,073
CDI	386,272	476,000	(679,021)	46,756	-	(49,995)	180,012
IGP-M	51,889	-	(11,142)	5,935	-	(4,077)	42,605
UMBNDES	2,152	-	(540)	213	-	(131)	1,694
Others	66,403	-	(26,354)	2,209	-	(2,482)	39,777
Total at cost	5,861,896	855,000	(1,366,572)	458,066	-	(396,462)	5,411,928

Borrowing costs (*)	(57,193)	(8,747)	-	8,256	-	-	(57,684)

Measured at fair value
Foreign currency
Dollar	4,855,108	726,314	(1,542,785)	148,189	142,957	(151,366)	4,178,417
Euro	879,499	-	(47,004)	6,824	14,217	(6,844)	846,692
Fair value adjustment	(103,351)	-	-	87,295	-	-	(16,056)
Total at fair value	5,631,255	726,314	(1,589,789)	242,308	157,174	(158,210)	5,009,052

Total	11,435,958	1,572,567	(2,956,361)	708,630	157,174	(554,672)	10,363,296
Current	2,446,113						2,776,193
Noncurrent	8,989,846						7,587,102

(*) In accordance with IFRS 9, this refers to the fundraising costs attributable to issuance of the respective debts.

Schedule of borrowings

The detail on borrowings are as follows:

Category	Annual interest		December 31, 2019	December 31, 2018	Maturity range	Collateral
Measured at cost - Local Currency
Fixed rate
FINEM	Fixed rate from 2.5% to 8%	(a)	264,093	418,336	2011 to 2024	(i) CPFL Energia guarantee (ii) Liens on equipment and receivables (iii) Pledge of shares of SPE, authorized by ANEEL and receivables of operation contracts (iv) guarantee of Bioenergia S.A., CPFL Renováveis, CPFL Energia and State Grid.
FINAME	Fixed rate from 2.5% to 10%	(a)	54,328	48,672	2012 to 2025	(i) Liens on equipment (ii) Guarantee of CPFL Renováveis(iii) CPFL Energia guarantee (iv) Liens on assets
FINEP	Fixed rate from 3.5% to 5%		944	6,576	2013 to 2021	Bank guarantee
BNB	Fixed rate of 9.5% to 10.14%		392,033	419,191	2027 to 2037	(i) Liens on equipment and receivables (ii) Pledge of shares of SPE, authorized by ANEEL and receivables of operation contracts (iii) SIIF Énergies do Brasil and BVP S.A guarantee
			711,398	892,776
Floating rate
TJLP
FINEM	TJLP and TJLP + from 1.72% to 5.5%	(b)	2,721,358	3,128,625	2009 to 2033	(i) Pledge of receivables, equipment and assignment of credit and concession rights authorized by ANEEL and shares of SPE (ii) Liens on equipment and receivables (iii) guarantee of CPFL Renováveis, CPFL Energia and State Grid; (viii) Bank guarantee
FINAME	TJLP + 2.2% to 4.2%	(b)	14,853	20,935	2017 to 2027	CPFL Energia guarantee, Liens on equipment and receivables
FINEP	TJLP and TJLP + 5%		4,284	3,491	2016 to 2024	Bank guarantee
Bank loans	TJLP + 2.99% to 3.1%		3,837	5,069	2005 to 2023	CPFL Energia guarantee
			2,744,331	3,158,119
IPCA
FINEM	IPCA + 4.74% to 4.80%		1,609,038	1,190,169	2020 to 2028	CPFL Energia guarantee and receivables
SELIC
FINEM	SELIC + 2.19% to 2.66%	(c)	79,131	108,752	2015 to 2022	SGBP and CPFL Energia guarantee and receivables
FINAME	SELIC + 2.70% to 3.90%		3,943	5,365	2016 to 2022	CPFL Energia guarantee and liens on equipment and receivables
			83,073	114,117
CDI
Bank loans	(i) 105% of CDI (ii) CDI - 1,25% to + 1,90%	(c)	180,012	208,384	2012 to 2023	(i) CPFL Energia and CPFL Renováveis guarantee (ii) Redeemable preferred shares
Promissory note	103,4% CDI	(c)	-	177,888	2019	CPFL Energia guarantee
			180,012	386,272

IGPM
Bank loans	IGPM + 8.63%		42,605	51,889	2023	(i) Liens on equipment and receivables (ii) Pledge of shares of SPE and rights authorized by ANEEL and receivables of operation contracts

UMBNDES
Bank loans	UMBNDES + from 1.99% to 5%		1,694	2,152	2006 to 2023	CPFL Energia guarantee
Other
Other	RGR		39,777	66,403	2007 to 2023	Promissory notes, bank guarantee and receivables

Total - Local currency			5,411,928	5,861,897

Borrowing costs (*)			(57,684)	(57,193)

Measured at fair value - Foreign currency
Dollar
Bank loans (Law 4.131)	US$ + Libor 3 months + from 0.80% to 1.55%		975,333	1,866,418	2017 to 2022	CPFL Energia guarantee and promissory notes
Bank loans (Law 4.131)	US$ + from 1.96% to 4.32%		3,203,083	2,988,689	2017 to 2022	CPFL Energia guarantee and promissory notes
			4,178,417	4,855,108
Euro
Bank loans (Law 4.131)	Euro + from 0.42% to 0.96%		846,692	879,499	2019 to 2022	CPFL Energia guarantee and promissory notes

Fair value adjustment			(16,056)	(103,351)

Total in foreign currency			5,009,052	5,631,255

Total			10,363,296	11,435,958

(*) In accordance with IFRS 9, this refers to borrowing costs directly attributable to the issuance of the respective debts., measured at cost.

Schedule of maturities principal borrowings

The maturities of the principal of borrowings recorded in noncurrent liabilities are scheduled as follows:

2021	2,587,780
2022	1,521,850
2023	894,184
2024	495,832
2025	471,073
2026 to 2030	1,319,711
2030 to 2034	227,898
2035 to 2039	66,074
Subtotal	7,584,402
Fair value adjustment	2,700
Total	7,587,102

Schedule of borrowings by type of interest rates

The main ratios used for inflation adjustment of the borrowings and the indebtedness profile in local and foreign currency, already considering the effects of the derivative instruments, are shown below:

	Accumulated variation (%)
Index	2019	2018	Dec 31, 2019	Dec 31, 2018
IGP-M	7.30	7.54	0.2	0.5
TJLP and TLP	6.3 and 7.69	6.72 and 7.42	26.0	38.0
CDI	5.97	6.40	62.1	52.6
Others			11.7	8.9
			100.00	100.00

Schedule of main borrowings raised in the period

Main borrowings in the year:

Bank / credit issue	Total approved	Released in 2019	Released net of fundraising costs	Interest	Repayment	Utilization	Interest rate	Annual efective rate
Local Currency:
CDI - promissory note
CPFL Paulista	351,000	351,000	350,649	Single installment	Single installment in december 2019	Working capital	103.4% of CDI	104.95% of CDI
CPFL Piratininga	125,000	125,000	124,818	Single installment	Single installment in december 2019	Working capital	103.4% of CDI	104.95% of CDI
IPCA - BNDES
CPFL Paulista	953,392	100,000	98,124	Monthly	Monthly from april 2020	Investment plan	IPCA + 4.74%	IPCA + 5.43%
CPFL Piratininga	347,264	55,000	53,968	Monthly	Monthly from april 2020	Investment plan	IPCA + 4.80%	IPCA + 5.45%
RGE	1,133,024	154,000	151,110	Monthly	Monthly from april 2020	Investment plan	IPCA + 4.74%	IPCA + 5.43%
CPFL Santa Cruz	174,954	70,000	68,686	Monthly	Monthly from april 2020	Investment plan	IPCA + 4.80%	IPCA + 5.53%
Foreign currency
Dollar Law 4131
CPFL Santa Cruz	28,000	28,000	28,000	Biannual	Single installment in march 2022	Working capital	USD + 3.06%	USD + 3.06%
CPFL Geração	13,500	13,500	13,500	Biannual	Single installment in september 2020	Working capital	USD + 1.96%	USD + 1.96%
CPFL Santa Cruz	14,000	14,000	14,000	Biannual	Single installment in september 2020	Working capital	USD + 1.96%	USD + 1.96%
CPFL Piratininga	43,000	43,000	43,000	Biannual	Single installment in september 2020	Working capital	USD + 1.96%	USD + 1.96%
CPFL Paulista	309,814	309,814	309,814	Biannual	Single installment in september 2020	Working capital	USD + 2.17%	USD + 2.17%
CPFL Paulista	318,000	318,000	318,000	Biannual	Single installment in september 2020	Working capital	USD + 1.96%	USD + 1.96%
	3,810,948	1,581,314	1,573,670

(a) the agreement has no restrictive covenants